Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Recovery of future customer compensation	$ 26,783	$ 23,311	$ 58,319
Prepaid expenses	5,778	6,032	9,573
Other current assets	768	569	4,612
Total prepaid expenses and other current assets	$ 33,329	$ 29,912	$ 72,504